Prior Year Restatement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2016
Disclosure Of Separate Financial Statements Text Block Abstract
Reserved revenue	$ 14,640,361
Funds received	15,659,111
Reversed revenue	14,640,361	$ 28,200,155	$ 29,451,920
Funds received	15,659,111	$ 29,939,548	$ 27,854,947
Discount rate			10.00%
Incremental borrowing rate			9.50%
Debit balance	$ 180,014,715			$ 86,314,012		$ 77,497,507
Reversed revenue			$ 29,451,920	$ 27,854,947